Statement of Compliance - Additional Information (Detail) - IFRS 16 [member] ₩ in Millions	Jan. 01, 2019 KRW (₩)
Disclosure of initial application of standards or interpretations [line items]
Finance lease receivables	₩ 264,809
Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Weighted average incremental borrowing rates for leases	1.80%
Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Weighted average incremental borrowing rates for leases	18.50%